Financial Instruments and Risk Management - Summary of Exposed Interest Rate Risk (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets
Cash equivalents - Cash investments (Note 6)	R$ 917	R$ 894
Securities (Note 7)	1,088	1,045
Advance for future delivery of energy supply	8,537	8,286
Restricted cash	106	367
CVA and in tariffs - Selic rate * (Note 15)	7,453	5,701
Total assets	42,240	42,036
Liabilities
Loans, financings and debentures - CDI rate (Note 21)	(14,398)	(15,179)
Advance sales of energy supply - CDI (Note 8)	(8,663)	(11,447)
Liabilities	(27,910)	(29,102)
Net liabilities exposed	(46)	(407)	R$ 1,350	R$ 1,107
Renova [member]
Assets
Advance for future delivery of energy supply	32	136	551
Total assets	1,711	5,901	8,976
Liabilities
Advance sales of energy supply - CDI (Note 8)	(395)	(3,347)	(1,497)
Liabilities	(1,711)	(5,901)	R$ (8,976)
Domestic currency [member]
Assets
Cash equivalents - Cash investments (Note 6)	917	894
Securities (Note 7)	1,088	1,045
Advance for future delivery of energy supply	123	230
Total assets	4,041	3,147
Liabilities
Adherence to the Tax Anmesty Program (PRCT) (Note 20)	(283)
Liabilities	(8,207)	(12,076)
Net liabilities exposed	(4,166)	(8,929)
Domestic currency [member] | Selic rate [member]
Assets
Receivable for residual value - Generation - SELIC (Note 15)	1,084
CVA and in tariffs - Selic rate * (Note 15)	369	398
Liabilities
CVA and Other Financial components in tariffs (Note 15)	(415)	(805)
Domestic currency [member] | Eletrobras [member]
Assets
Credits owed by Eletrobras	4	138
Domestic currency [member] | CDI rate[member]
Liabilities
Loans, financings and debentures - CDI rate (Note 21)	(7,202)	(11,058)
Domestic currency [member] | TJLP [member]
Liabilities
Loans, financings and debentures - CDI rate (Note 21)	(119)	(213)
Domestic currency [member] | Advance for future delivery of power supply [member]
Assets
Restricted cash	106	367
Domestic currency [member] | Advance For Future Delivery Of Energy Supply [Member]
Liabilities
Advance sales of energy supply - CDI (Note 8)	(188)
Domestic currency [member] | Renova [member]
Assets
Accounts receivable - Renova (Note 29)	R$ 350	R$ 75